GENERAL (Detail Textual) - USD ($) $ in Thousands	Jun. 18, 2018	Dec. 31, 2020
Disclosure Of Basis Of Presentation Abstract [Abstract]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 320,683	$ (44,087)
Business Combination Issuance of Convertible Notes Converted Stock Issued	19,063,832